Mar. 28, 2025
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF
Investment Objective
The ETC 6 Meridian Hedged Equity-Index Option Strategy ETF (the “Fund”) seeks to provide capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	ETC 6 Meridian Hedged Equity-Index Option Strategy ETF ETC 6 Meridian Hedged Equity-Index Option Strategy ETF
Management Fee	0.31%
Interest Expense	0.28%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.73%	[1]
[1]	Fees have been restated to reflect current year fees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF | ETC 6 Meridian Hedged Equity-Index Option Strategy ETF | USD ($)	75	233	406	906

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example above, affect the Fund’s performance. For the fiscal year ended November 30, 2024, the Fund’s portfolio turnover rate was 159% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that invests in a portfolio of equity securities while selling call options against market indices or funds. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The equity securities in which the Fund invests are mainly common stocks. The Fund may invest in equity securities of companies of any capitalization.

Madison Avenue Financial Solutions, LLC, the Fund’s sub-adviser (the “Sub-Adviser”), employs a strategy pairing a portfolio of equity securities with an index call option writing overlay designed to reduce the exposure of the Fund to broad equity market risk with the goal of providing risk-adjusted returns. Pursuant to this investment strategy, the Sub-Adviser will sell (or write) call options on broad equity market indices or funds representing the basket of common stocks representing such indices. Typically, the Sub-Adviser will seek to write options on the full value of the equity portfolio. The call option writing portion of the strategy attempts to generate income in the form of the premium paid by the buyer of the option, contributing to the Fund’s total return. In exchange for this income, the Fund’s total return may be reduced relative to a portfolio consisting solely of equity securities in rising markets and may be enhanced relative to the same portfolio in flat or declining markets. In return for the option premium, the Fund gives the purchaser of the call option either the right to buy the security from the Fund at a specified exercise (or strike) price, or the right to receive a cash payment equal to the difference between the value of the security and the exercise price if the value is above the exercise price on or before the expiration date of the option.

The Fund will write index call options on broad-based indices. As the seller of an index call option, the Fund receives a premium from the purchaser. The purchaser of the index call option has the right to any appreciation in the value of the index over the exercise price upon the exercise of the call option or the expiration date. If, at expiration, the purchaser exercises the index option sold by the Fund, the Fund will pay the purchaser the difference between the cash value of the index and the exercise price of the index option. The premium, the exercise price and the market value of the index determine the gain or loss realized by the Fund as the seller of the index call option.

In constructing the equity portfolio, the Sub-Adviser uses quantitatively-driven methods emphasizing high quality large-capitalization securities. Securities are first ranked on a composite of several variables intended to measure profitability, growth and ability to service financing obligations. Securities ranking the lowest on this composite measure, as expressed relative to the distribution of all securities measured, are excluded from the investable universe. Securities exhibiting low momentum, as defined below, are also excluded. The remaining securities are then ranked separately on measures of multiple investment factors including beta, momentum, yield, value and quality. Beta is intended to measure the exposure of a security to broad market risk and is defined here as the co-movement of the return of a security with the return of the securities included in the investable universe scaled by the volatility of the investable universe’s returns. For example, a security that has a beta of 1.0 has the same market risk as the securities in the investable universe, a security that has a beta less than 1.0 has less market risk than the securities in the investable universe, and a security that has a beta greater than 1.0 has more market risk than the securities in the investable universe. For purposes of this model, lower values for beta rank more favorably. Momentum refers to the trailing price appreciation of a security relative to the investable universe measured over the twelve-month period preceding the date of measurement. Yield is measured as the annual dividends or income paid divided by the price of the security. Value is calculated using ratios of fundamental measures of company size to the market value of that company. For purposes of this model, quality is measured as gross profitability. The securities that rank highest on a sequential percentile basis for each factor measure are included in the Fund’s portfolio, at weights determined based on the number of factors for which the security ranks highly.

In addition to selling call options, the Fund also may hedge its portfolio through the use of inverse ETFs.

The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer than a diversified fund.

Principal Risks
Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual total returns of the S&P 500® Index, a broad-based securities market index, and of the Cboe S&P 500® BuyWrite Index. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.6meridianfunds.com/sixh or by calling toll-free 866-SIXM-ETF (749-6383).

Annual Total Returns as of 12/31

Best and Worst Quarter Returns (for the period reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	16.74%	Q4/2022
Lowest Return	-4.46%	Q2/2022

Average Annual Total Returns for the Periods Ended December 31, 2024
Average Annual Returns - ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	Label	1 Year	Since Inception	Inception Date
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	Return Before Taxes	11.92%	10.36%	May 08, 2020
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF | Return After Taxes on Distributions	Return After Taxes on Distributions	11.50%	9.87%	May 08, 2020
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	7.34%	8.13%	May 08, 2020
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	25.02%	17.97%	May 08, 2020
Cboe S&P 500® BuyWrite Index (reflects no deduction for fees, expenses, or taxes)	Cboe S&P 500® BuyWrite Index (reflects no deduction for fees, expenses, or taxes)	20.12%	11.99%	May 08, 2020

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares of the Fund through tax-deferred arrangements, such as 401(k) plans or IRAs. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares of the Fund at the end of the measurement period.